Investment Strategy - Templeton Global Dynamic Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities worldwide. The Fund normally invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of government, agency and corporate bonds and other debt securities (including inflation-indexed securities) of any maturity issued in numerous countries, including developing markets countries, as well as stocks that offer or could offer attractive dividend yields. The Fund may invest in high-yield bonds. These bonds are rated below investment grade and are sometimes referred to as “junk bonds.” The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located in developing markets and anywhere in the world, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The equity securities in which the Fund invests are primarily common stock. The Fund’s investment manager searches for undervalued or out-of-favor debt and equity securities and equity securities that offer or may offer current income.

In addition, under normal market conditions, at least 40% of the Fund's net assets are invested in non-U.S. investments and in at least three different countries.

The Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards and currency options, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The Fund also regularly enters into various other transactions involving derivatives, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries or durations, and may be used for hedging or investment purposes.

When choosing fixed income investments for the Fund, the investment manager performs an independent analysis of the securities being considered for the Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. In its analysis of corporate debt securities, the investment manager considers a variety of factors, including the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. With respect to sovereign debt securities, the investment manager considers market, political and economic conditions and evaluates interest and currency exchange rate changes and credit risks.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company's securities.

The investment manager uses various valuation tools to allocate assets between global equity and global fixed income investments. The investment manager also analyzes global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluates market inefficiencies to identify investment opportunities stemming from market mispricings.

The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may also use a variety of equity-related derivatives, which may include equity futures and equity index futures, for various purposes including enhancing Fund returns, increasing liquidity and gaining exposure to particular markets in more efficient or less expensive ways.

The Fund regularly invests up to 20% of its net assets in equity-linked notes (ELNs).

Under normal market conditions, the Fund employs a managed distribution policy that is designed to provide shareholders with regular distributions from their investment. Under this policy, the Fund distributes twelve monthly payments of equal amounts per share throughout each calendar year to enable shareholders to estimate the distributions they will receive from the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. The distribution rate will vary by share class based on certain factors which may include differences in class expenses.

At the end of each calendar year, the investment manager will determine if an adjustment should be made to the monthly rate, based on, among other factors, the Fund’s capital market expectations, current and forecasted macroeconomic conditions, including relevant interest rate environments and its dividend projections. The adjusted distribution rate would be applied in January of the following year.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities worldwide.